Quarterly Holdings Report
for

Fidelity® High Income Central Fund

May 31, 2020

HICII-QTLY-0720
1.861967.112

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.5%
	Principal Amount	Value
Convertible Bonds - 1.3%
Broadcasting - 1.3%
DISH Network Corp.:
2.375% 3/15/24	$22,805,000	$19,626,553
3.375% 8/15/26	15,543,000	13,695,698
		33,322,251
Energy - 0.0%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	10,175,000	884,716
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	150,035
		1,034,751

TOTAL CONVERTIBLE BONDS		34,357,002

Nonconvertible Bonds - 82.2%
Aerospace - 3.0%
Arconic Rolled Products Corp. 6% 5/15/25 (a)	1,520,000	1,574,796
BBA U.S. Holdings, Inc.:
4% 3/1/28 (a)	2,020,000	1,787,700
5.375% 5/1/26 (a)	3,710,000	3,521,495
Bombardier, Inc.:
7.5% 12/1/24 (a)	4,520,000	2,755,347
7.875% 4/15/27 (a)	9,105,000	5,485,763
BWX Technologies, Inc. 5.375% 7/15/26 (a)	3,290,000	3,381,725
DAE Funding LLC:
4.5% 8/1/22 (a)	1,665,000	1,490,175
5% 8/1/24 (a)	1,830,000	1,537,200
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	643,823
Moog, Inc. 4.25% 12/15/27 (a)	735,000	701,219
The Boeing Co.:
5.04% 5/1/27	5,675,000	6,024,942
5.15% 5/1/30	5,675,000	6,059,955
TransDigm UK Holdings PLC 6.875% 5/15/26	5,540,000	5,140,455
TransDigm, Inc.:
5.5% 11/15/27 (a)	16,420,000	14,901,150
6.25% 3/15/26 (a)	1,540,000	1,574,650
6.375% 6/15/26	5,130,000	4,770,900
6.5% 5/15/25	1,000,000	967,500
7.5% 3/15/27	8,825,000	8,684,859
8% 12/15/25 (a)	4,510,000	4,870,800
Wolverine Escrow LLC 8.5% 11/15/24 (a)	1,645,000	1,093,925
		76,968,379
Air Transportation - 0.3%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 5/1/22	13	12
9.798% 10/1/22	142,416	132,062
XPO Logistics, Inc. 6.25% 5/1/25 (a)	7,625,000	7,957,450
		8,089,524
Automotive & Auto Parts - 1.5%
Ford Motor Co.:
9% 4/22/25	4,865,000	5,083,925
9.625% 4/22/30	1,730,000	1,920,300
Ford Motor Credit Co. LLC:
2.343% 11/2/20	12,000,000	11,914,560
3.087% 1/9/23	4,980,000	4,711,080
3.336% 3/18/21	2,385,000	2,344,932
5.596% 1/7/22	6,085,000	6,069,788
5.875% 8/2/21	4,490,000	4,501,225
General Motors Financial Co., Inc.:
4.25% 5/15/23	615,000	618,390
5.2% 3/20/23	24,000	24,985
IAA Spinco, Inc. 5.5% 6/15/27 (a)	1,115,000	1,131,725
		38,320,910
Banks & Thrifts - 2.4%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,181,700
5.75% 11/20/25	12,866,000	13,380,640
5.8% 5/1/25	20,000	21,864
8% 11/1/31	11,003,000	13,423,660
8% 11/1/31	27,413,000	34,591,368
		62,599,232
Broadcasting - 1.5%
Entercom Media Corp.:
6.5% 5/1/27 (a)	1,270,000	1,117,600
7.25% 11/1/24 (a)	1,015,000	817,075
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	48,480
8.375% 5/1/27	84,077	78,612
9% 5/15/22 (b)(c)	780,000	0
Netflix, Inc.:
3.625% 6/15/25 (a)	7,465,000	7,642,294
4.875% 4/15/28	1,735,000	1,852,113
5.875% 11/15/28	2,195,000	2,497,625
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	2,755,000	2,823,875
Scripps Escrow, Inc. 5.875% 7/15/27 (a)	2,215,000	2,104,250
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,155,000	2,160,388
4.625% 7/15/24 (a)	3,615,000	3,701,399
5% 8/1/27 (a)	5,295,000	5,533,275
5.375% 4/15/25 (a)	3,241,040	3,325,728
5.375% 7/15/26 (a)	3,120,000	3,235,050
Tegna, Inc. 5% 9/15/29 (a)	2,100,000	1,989,750
		38,927,514
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	505,000	505,000
Building Materials Corp. of America:
5.5% 2/15/23 (a)	303,000	307,166
6% 10/15/25 (a)	1,165,000	1,208,688
HD Supply, Inc. 5.375% 10/15/26 (a)	2,145,000	2,220,075
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	510,000	459,367
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	426,063
		5,126,359
Cable/Satellite TV - 6.6%
Cablevision Systems Corp. 5.875% 9/15/22	805,000	848,712
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)	3,095,000	3,211,063
4.75% 3/1/30 (a)	5,200,000	5,434,000
5% 2/1/28 (a)	25,535,000	26,744,593
5.125% 5/1/27 (a)	16,885,000	17,729,588
5.375% 5/1/25 (a)	1,600,000	1,644,000
5.5% 5/1/26 (a)	2,565,000	2,712,488
5.75% 2/15/26 (a)	16,585,000	17,292,848
5.875% 4/1/24 (a)	2,995,000	3,076,734
5.875% 5/1/27 (a)	6,600,000	6,913,500
CSC Holdings LLC:
5.375% 2/1/28 (a)	8,195,000	8,712,309
5.5% 5/15/26 (a)	4,470,000	4,669,809
5.5% 4/15/27 (a)	11,830,000	12,510,225
5.75% 1/15/30 (a)	3,690,000	3,892,950
6.5% 2/1/29 (a)	5,110,000	5,641,236
7.5% 4/1/28 (a)	4,545,000	5,033,588
DISH DBS Corp.:
5% 3/15/23	4,720,000	4,700,931
5.875% 7/15/22	3,205,000	3,293,843
5.875% 11/15/24	4,370,000	4,314,457
6.75% 6/1/21	1,122,000	1,144,440
7.75% 7/1/26	7,015,000	7,278,063
LCPR Senior Secured Financing DAC:
6.75% 10/15/27 (a)	5,250,000	5,461,943
6.75% 10/15/27 (a)	2,440,000	2,538,503
Virgin Media Finance PLC 4.875% 2/15/22	845,000	840,775
VTR Finance BV 6.875% 1/15/24 (a)	845,000	857,253
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	1,155,000	1,183,875
6% 1/15/27 (a)	4,760,000	4,974,724
Ziggo BV:
4.875% 1/15/30 (a)	1,730,000	1,781,900
5.5% 1/15/27 (a)	6,846,000	7,200,828
		171,639,178
Chemicals - 2.8%
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	1,046,500
4.95% 6/1/43	6,210,000	6,558,195
5.15% 3/15/34	5,790,000	6,108,450
5.375% 3/15/44	12,705,000	13,562,588
OCI NV:
5.25% 11/1/24 (a)	3,965,000	3,885,700
6.625% 4/15/23 (a)	3,625,000	3,697,500
PolyOne Corp. 5.75% 5/15/25 (a)	1,970,000	2,063,969
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	945,000	976,450
The Chemours Co. LLC:
5.375% 5/15/27	2,110,000	1,896,236
6.625% 5/15/23	2,986,000	2,993,465
7% 5/15/25	4,629,000	4,501,703
Valeant Pharmaceuticals International, Inc. 6.25% 2/15/29 (a)	10,000,000	10,250,000
Valvoline, Inc.:
4.25% 2/15/30 (a)	1,600,000	1,596,000
4.375% 8/15/25	970,000	984,550
4.375% 8/15/25 (a)	10,000,000	10,150,000
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	354,098
5.625% 10/1/24 (a)	1,095,000	1,114,163
		71,739,567
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	46,059
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	380,638
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,157,888
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	3,285,000	3,186,450
		4,771,035
Containers - 1.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(d)	2,525,000	2,494,372
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25 (a)	7,500,000	7,828,125
5.25% 8/15/27 (a)	7,225,000	7,116,625
6% 2/15/25 (a)	9,318,000	9,606,392
Berry Global, Inc.:
4.5% 2/15/26 (a)	3,580,000	3,598,938
4.875% 7/15/26 (a)	1,355,000	1,416,409
OI European Group BV 4% 3/15/23 (a)	1,595,000	1,575,063
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	730,000	675,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	650,000	658,125
7% 7/15/24 (a)	950,000	955,045
Trivium Packaging Finance BV 5.5% 8/15/26 (a)	1,510,000	1,584,096
		37,508,440
Diversified Financial Services - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	1,957,143
Aircastle Ltd. 5% 4/1/23	755,000	663,100
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	450,000	447,750
CIT Group, Inc.:
4.125% 3/9/21	1,570,000	1,566,075
5% 8/15/22	472,000	473,180
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	2,515,000	1,999,425
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (a)	3,315,000	3,505,613
FLY Leasing Ltd. 5.25% 10/15/24	7,030,000	5,483,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,325,000	3,208,625
5.25% 5/15/27	3,325,000	3,167,063
6.25% 2/1/22	4,960,000	4,984,800
6.25% 5/15/26	7,675,000	7,714,910
6.375% 12/15/25	5,145,000	5,196,913
6.75% 2/1/24	1,565,000	1,588,475
MSCI, Inc.:
3.875% 2/15/31 (a)	5,000,000	5,125,600
4% 11/15/29 (a)	5,785,000	6,029,185
4.75% 8/1/26 (a)	1,485,000	1,548,113
5.375% 5/15/27 (a)	1,070,000	1,150,250
5.75% 8/15/25 (a)	1,390,000	1,442,931
Navient Corp.:
5% 10/26/20	345,000	339,825
5.5% 1/25/23	990,000	942,975
5.875% 10/25/24	6,145,000	5,645,842
6.5% 6/15/22	2,235,000	2,193,764
6.625% 7/26/21	675,000	664,875
7.25% 1/25/22	1,185,000	1,179,075
7.25% 9/25/23	3,035,000	2,913,600
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,306,000	3,698,728
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,710,000	1,725,715
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	7,120,000	7,294,369
6.875% 2/15/23 (a)	4,015,000	4,084,419
Springleaf Finance Corp.:
7.125% 3/15/26	3,460,000	3,408,100
8.25% 12/15/20	1,195,000	1,209,938
8.875% 6/1/25	3,325,000	3,458,000
Ypso Finance BIS SA 10.5% 5/15/27 (a)	4,240,000	4,695,800
		100,707,576
Diversified Media - 0.4%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,875,000	1,743,750
Lamar Media Corp. 4.875% 1/15/29 (a)	1,980,000	2,034,450
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	1,645,000	1,651,169
5.5% 10/1/21 (a)	175,000	175,219
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	875,000	873,644
Viacom, Inc.:
5.875% 2/28/57 (d)	600,000	571,686
6.25% 2/28/57 (d)	1,850,000	1,868,815
		8,918,733
Energy - 9.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	655,475
5.75% 3/1/27 (a)	4,350,000	3,425,625
5.75% 1/15/28 (a)	2,220,000	1,735,596
Antero Resources Finance Corp. 5.375% 11/1/21	2,780,000	2,489,490
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (a)	2,475,000	2,357,438
6.875% 4/1/27 (a)	700,000	668,500
Baytex Energy Corp. 5.625% 6/1/24 (a)	830,000	423,300
California Resources Corp. 8% 12/15/22 (a)	22,710,000	383,231
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,534,700
5.625% 10/1/26	2,155,000	2,193,359
Citgo Holding, Inc. 9.25% 8/1/24 (a)	2,625,000	2,526,563
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,365,000	1,337,700
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,030,000	929,575
Comstock Resources, Inc. 9.75% 8/15/26	7,760,000	7,216,800
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(d)(e)	8,045,000	6,938,327
6.5% 5/15/26 (a)	8,405,000	6,892,100
6.875% 6/15/25 (a)	5,130,000	4,379,840
Continental Resources, Inc. 4.5% 4/15/23	395,000	365,494
Covey Park Energy LLC 7.5% 5/15/25 (a)	7,955,000	7,020,288
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	971,850
CVR Energy, Inc.:
5.25% 2/15/25 (a)	4,990,000	4,491,000
5.75% 2/15/28 (a)	4,990,000	4,434,863
DCP Midstream LLC 5.85% 5/21/43 (a)(d)	3,410,000	2,139,775
DCP Midstream Operating LP 5.375% 7/15/25	4,985,000	4,820,844
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	13,153,000	5,392,730
9% 5/15/21 (a)	355,000	152,650
9.25% 3/31/22 (a)	4,105,000	1,642,000
EG Global Finance PLC:
6.75% 2/7/25 (a)	12,050,000	12,198,095
8.5% 10/30/25 (a)	2,520,000	2,627,100
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (a)	4,185,000	4,085,606
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(b)	19,900,000	2,587,000
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	681,450
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	2,905,000	2,745,225
5.625% 2/15/26 (a)	6,900,000	6,658,500
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	1,735,000	1,526,800
Jonah Energy LLC 7.25% 10/15/25 (a)	10,465,000	523,250
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,685,000	1,020,300
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,415,000	2,270,100
MEG Energy Corp.:
7% 3/31/24 (a)	6,096,000	5,867,400
7.125% 2/1/27 (a)	4,990,000	4,543,994
MPLX LP 6.375% 5/1/24	1,185,000	1,223,756
Murphy Oil Corp. 5.875% 12/1/27	3,290,000	3,059,700
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	1,300,760
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	931,896
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	600,000	228,360
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	18,600
6.05% 3/1/41	835,000	25,050
6.2% 8/1/40	2,270,000	45,400
7.75% 1/15/24	1,886,000	37,720
7.95% 4/1/25 (d)	3,080,000	92,400
Occidental Petroleum Corp.:
0% 10/10/36	6,460,000	2,745,500
2.7% 8/15/22	2,690,000	2,460,543
2.9% 8/15/24	1,580,000	1,256,100
3% 2/15/27	1,590,000	1,113,000
4.3% 8/15/39	880,000	521,400
4.4% 4/15/46	1,750,000	1,052,188
4.5% 7/15/44	815,000	489,000
5.55% 3/15/26	2,985,000	2,537,250
6.2% 3/15/40	980,000	668,850
6.45% 9/15/36	1,717,000	1,231,948
6.6% 3/15/46	2,590,000	1,800,050
6.95% 7/1/24	1,905,000	1,724,597
7.5% 5/1/31	10,215,000	8,376,300
Pacific Drilling SA 12% 4/1/24 pay-in-kind (a)(d)	163,394	1,634
Parsley Energy LLC/Parsley Finance Corp.:
5.25% 8/15/25 (a)	775,000	749,813
5.375% 1/15/25 (a)	4,270,000	4,195,275
5.625% 10/15/27 (a)	1,225,000	1,200,500
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (a)	5,755,000	4,834,142
7.25% 6/15/25	2,085,000	1,914,384
9.25% 5/15/25 (a)	3,790,000	4,103,509
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	3,748,088
Pride International, Inc. 7.875% 8/15/40	2,554,000	204,320
SESI LLC 7.75% 9/15/24	985,000	334,900
SM Energy Co.:
5% 1/15/24	2,930,000	1,574,875
5.625% 6/1/25	3,115,000	1,619,800
6.625% 1/15/27	1,145,000	586,813
6.75% 9/15/26	805,000	409,709
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	3,865,950
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,335,000	2,369,301
5.5% 2/15/26	1,885,000	1,894,425
6% 4/15/27	5,495,000	5,640,508
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,100,000	3,030,839
5.25% 5/1/23	710,000	713,550
5.375% 2/1/27	1,025,000	1,018,594
5.5% 3/1/30 (a)	2,470,000	2,451,475
5.875% 4/15/26	3,295,000	3,352,663
6.5% 7/15/27	1,275,000	1,342,320
6.75% 3/15/24	4,245,000	4,316,634
6.875% 1/15/29	2,255,000	2,413,527
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	2,000,000	2,035,000
4.75% 1/15/30 (a)	5,735,000	5,950,063
5% 1/31/28 (a)	1,610,000	1,714,650
Transocean Sentry Ltd. 5.375% 5/15/23 (a)	2,705,000	2,515,650
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,975,000	1,900,938
6.875% 9/1/27	390,000	371,475
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,706,837	89,609
Valaris PLC:
4.5% 10/1/24	4,290,000	332,475
5.2% 3/15/25	2,980,000	238,400
5.75% 10/1/44	1,156,000	92,480
7.75% 2/1/26	2,135,000	157,328
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,105,000	1,096,713
W&T Offshore, Inc. 9.75% 11/1/23 (a)	2,455,000	1,387,075
Weatherford International Ltd. 11% 12/1/24 (a)	1,747,000	1,168,306
		239,732,011
Entertainment/Film - 0.6%
Allen Media LLC 10.5% 2/15/28 (a)	2,335,000	1,774,600
Altice Finco SA 7.625% 2/15/25 (a)	7,615,000	7,748,263
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	400,000	402,000
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(d)	11,300,282	5,085,127
		15,009,990
Environmental - 0.6%
GFL Environmental, Inc. 4.25% 6/1/25 (a)	5,680,000	5,751,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	9,895,000	9,674,440
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	311,384
		15,736,824
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (a)	3,435,000	3,486,491
4.875% 2/15/30 (a)	3,395,000	3,518,069
Performance Food Group, Inc.:
5.5% 6/1/24 (a)	1,550,000	1,546,125
5.5% 10/15/27 (a)	5,775,000	5,660,251
6.875% 5/1/25 (a)	995,000	1,042,263
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)	603,781	585,668
		15,838,867
Food/Beverage/Tobacco - 2.7%
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,568,280
Darling International, Inc. 5.25% 4/15/27 (a)	2,760,000	2,870,400
Del Monte Foods, Inc. 11.875% 5/15/25 (a)	830,000	881,792
ESAL GmbH 6.25% 2/5/23 (a)	1,103,000	1,113,479
H.J. Heinz Co. 4.25% 3/1/31 (a)	4,280,000	4,554,232
JBS Investments II GmbH:
5.75% 1/15/28 (a)	2,330,000	2,335,825
7% 1/15/26 (a)	2,260,000	2,402,267
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	12,745,000	13,063,625
5.875% 7/15/24 (a)	8,690,000	8,831,213
6.75% 2/15/28 (a)	6,150,000	6,656,268
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	4,395,000	4,559,813
6.5% 4/15/29 (a)	3,640,000	3,958,500
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (a)	2,130,000	2,247,150
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,099,954
4.875% 11/1/26 (a)	320,000	331,200
Post Holdings, Inc.:
4.625% 4/15/30 (a)	1,550,000	1,528,688
5% 8/15/26 (a)	6,160,000	6,314,000
5.75% 3/1/27 (a)	5,865,000	6,114,263
		70,430,949
Gaming - 2.6%
Boyd Gaming Corp.:
4.75% 12/1/27 (a)	300,000	276,288
6% 8/15/26	680,000	661,307
6.375% 4/1/26	960,000	954,912
8.625% 6/1/25 (a)	6,000,000	6,414,000
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	9,185,000	8,168,909
Chukchansi Economic Development Authority 9.75% 12/31/49 (a)(b)	2,860,873	1,201,567
Downstream Development Authority 10.5% 2/15/23 (a)	1,075,000	747,125
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	935,000	841,500
International Game Technology PLC 6.25% 1/15/27 (a)	960,000	974,755
MCE Finance Ltd.:
4.875% 6/6/25 (a)	2,585,000	2,552,521
5.25% 4/26/26 (a)	1,295,000	1,289,508
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,234,575
5.75% 2/1/27	2,590,000	2,716,651
MGM Mirage, Inc.:
5.5% 4/15/27	1,802,000	1,750,859
6.75% 5/1/25	5,525,000	5,607,875
7.75% 3/15/22	660,000	686,961
Scientific Games Corp.:
5% 10/15/25 (a)	2,730,000	2,553,369
6.625% 5/15/21	5,350,000	5,189,500
Stars Group Holdings BV 7% 7/15/26 (a)	2,935,000	3,111,100
Station Casinos LLC:
4.5% 2/15/28 (a)	35,000	30,844
5% 10/1/25(a)	5,360,000	4,817,300
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	3,915,000	3,562,650
Transocean, Inc. 7.25% 11/1/25 (a)	5,060,000	2,783,000
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,685,000	1,571,263
Wynn Macau Ltd. 5.5% 10/1/27 (a)	100,000	99,719
Wynn Resorts Ltd. 7.75% 4/15/25 (a)	4,675,000	4,856,156
		67,654,214
Healthcare - 9.1%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	6,795,000	7,066,800
Catalent Pharma Solutions 5% 7/15/27 (a)	825,000	845,625
Centene Corp.:
3.375% 2/15/30	2,690,000	2,708,830
4.25% 12/15/27	3,475,000	3,630,055
4.625% 12/15/29	3,825,000	4,117,613
5.25% 4/1/25 (a)	4,820,000	4,961,563
5.375% 6/1/26 (a)	4,775,000	5,049,563
5.375% 8/15/26 (a)	1,775,000	1,875,128
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	735,000	741,203
5.5% 4/1/26 (a)	1,235,000	1,289,575
Community Health Systems, Inc.:
6.25% 3/31/23	3,220,000	3,123,400
8% 3/15/26 (a)	12,925,000	12,626,109
8.125% 6/30/24 (a)	760,000	543,400
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,100,000
DaVita HealthCare Partners, Inc.:
4.625% 6/1/30 (a)(f)	5,490,000	5,476,275
5% 5/1/25	15,790,000	16,204,488
5.125% 7/15/24	1,420,000	1,448,954
Encompass Health Corp.:
5.75% 11/1/24	3,083,000	3,101,406
5.75% 9/15/25	4,660,000	4,776,500
HCA Holdings, Inc.:
4.5% 2/15/27	615,000	679,224
5.25% 6/15/26	645,000	734,215
5.375% 2/1/25	11,835,000	12,991,161
5.625% 9/1/28	3,260,000	3,736,775
5.875% 5/1/23	1,150,000	1,250,303
5.875% 2/15/26	5,470,000	6,123,282
5.875% 2/1/29	1,355,000	1,575,188
Hologic, Inc. 4.375% 10/15/25 (a)	3,360,000	3,434,894
IMS Health, Inc.:
5% 10/15/26 (a)	1,750,000	1,852,813
5% 5/15/27 (a)	1,385,000	1,443,863
Molina Healthcare, Inc. 4.375% 6/15/28 (a)	1,835,000	1,851,056
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,120,000	6,326,550
5.25% 8/1/26	4,066,000	4,167,650
5.5% 5/1/24	1,235,000	1,250,438
6.375% 3/1/24	3,280,000	3,369,249
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (a)(f)	1,015,000	1,009,925
7.375% 6/1/25 (a)(f)	2,160,000	2,208,600
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(d)	3,995,000	3,498,142
Radiology Partners, Inc. 9.25% 2/1/28 (a)	5,515,000	5,328,869
Sabra Health Care LP 3.9% 10/15/29	2,643,000	2,230,097
Service Corp. International 5.125% 6/1/29	1,845,000	1,987,988
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (a)	250,000	228,750
10% 4/15/27 (a)	4,155,000	4,134,225
Tenet Healthcare Corp.:
4.625% 7/15/24	9,240,000	9,355,500
5.125% 5/1/25	12,665,000	12,852,442
6.25% 2/1/27 (a)	6,915,000	7,157,025
6.75% 6/15/23	10,590,000	11,093,025
6.875% 11/15/31	330,000	301,950
8.125% 4/1/22	7,980,000	8,339,100
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (a)	10,400,000	10,048,792
5.25% 1/30/30 (a)	2,120,000	2,082,900
5.5% 3/1/23 (a)	497,000	498,476
5.875% 5/15/23 (a)	323,000	322,800
7% 3/15/24 (a)	6,265,000	6,482,959
7.25% 5/30/29 (a)	1,055,000	1,137,290
8.5% 1/31/27 (a)	2,815,000	3,076,373
9% 12/15/25 (a)	1,775,000	1,941,406
9.25% 4/1/26 (a)	5,560,000	6,173,657
Vizient, Inc. 6.25% 5/15/27 (a)	680,000	713,408
		236,676,847
Homebuilders/Real Estate - 1.5%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	8,215,000	8,378,807
DTZ U.S. Borrower LLC 6.75% 5/15/28 (a)	2,590,000	2,707,068
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,770,000	5,481,500
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,570,000	1,487,575
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,749,450
5% 6/15/27	780,000	840,450
5.25% 6/1/26	1,791,000	1,925,325
5.875% 11/15/24	520,000	562,900
M/I Homes, Inc. 5.625% 8/1/25	480,000	480,000
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	587,325
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,081,200
5% 12/15/21	865,000	847,700
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	2,265,000	2,231,025
5.75% 1/15/28 (a)	2,945,000	2,900,825
5.875% 6/15/27 (a)	2,250,000	2,221,875
6% 9/1/23 (a)	540,000	540,335
VICI Properties, Inc.:
3.75% 2/15/27 (a)	1,965,000	1,896,225
4.125% 8/15/30 (a)	2,575,000	2,484,875
		39,404,460
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
5.125% 5/1/26	5,755,000	5,771,574
5.375% 5/1/25 (a)	3,525,000	3,605,018
5.75% 5/1/28 (a)	3,215,000	3,319,488
		12,696,080
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	5,180,000	4,914,629
8.125% 2/15/24 (a)	1,775,000	1,882,583
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,835,000	4,114,572
HUB International Ltd. 7% 5/1/26 (a)	1,395,000	1,432,763
USI, Inc. 6.875% 5/1/25 (a)	3,250,000	3,329,918
		15,674,465
Leisure - 1.0%
NCL Corp. Ltd. 12.25% 5/15/24 (a)	5,515,000	5,928,625
Royal Caribbean Cruises Ltd. 11.5% 6/1/25 (a)	6,460,000	6,848,820
Six Flags Theme Park, Inc. 7% 7/1/25 (a)	5,415,000	5,753,438
Studio City Co. Ltd. 7.25% 11/30/21 (a)	1,295,000	1,291,763
Vail Resorts, Inc. 6.25% 5/15/25 (a)	1,435,000	1,506,750
Viking Cruises Ltd. 13% 5/15/25 (a)	2,135,000	2,305,800
Voc Escrow Ltd. 5% 2/15/28 (a)	1,800,000	1,476,666
		25,111,862
Metals/Mining - 1.7%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(c)	1,099,000	0
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	4,975,000	5,231,063
Constellium NV 5.875% 2/15/26 (a)	1,240,000	1,252,264
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	6,570,000	5,939,691
6.875% 3/1/26 (a)	5,275,000	4,733,258
7.25% 5/15/22 (a)	900,000	853,313
7.25% 4/1/23 (a)	6,215,000	5,725,569
7.5% 4/1/25 (a)	6,770,000	6,132,740
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,765,000	1,792,446
5.125% 3/15/23 (a)	1,530,000	1,579,725
5.125% 5/15/24 (a)	770,000	795,025
Freeport-McMoRan, Inc.:
3.55% 3/1/22	271,000	273,710
3.875% 3/15/23	2,960,000	2,983,443
5.4% 11/14/34	1,070,000	1,059,300
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,486,571
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,585,000	3,489,747
		43,327,865
Paper - 0.1%
Berry Global, Inc. 5.625% 7/15/27 (a)	1,110,000	1,165,500
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	2,080,000	2,098,242
7.875% 7/15/26 (a)	275,000	275,000
		3,538,742
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	1,875,000	1,895,044
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	7,570,000	6,112,775
8.75% 10/1/25 (a)	1,230,000	811,800
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,325,000	1,373,614
Yum! Brands, Inc. 7.75% 4/1/25 (a)	785,000	867,425
		11,060,658
Services - 2.0%
ADT Corp. 4.875% 7/15/32 (a)	1,075,000	1,010,500
Aramark Services, Inc. 6.375% 5/1/25 (a)	3,410,000	3,569,554
ASGN, Inc. 4.625% 5/15/28 (a)	5,875,000	5,598,111
Avantor, Inc. 6% 10/1/24 (a)	740,000	776,845
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	5,780,000	5,100,850
CDK Global, Inc.:
4.875% 6/1/27	460,000	477,255
5.25% 5/15/29 (a)	1,305,000	1,331,100
5.875% 6/15/26	1,615,000	1,699,788
CoreCivic, Inc.:
4.625% 5/1/23	255,000	247,350
5% 10/15/22	1,832,000	1,795,360
Expedia, Inc.:
6.25% 5/1/25 (a)	1,810,000	1,930,780
7% 5/1/25 (a)	3,100,000	3,311,392
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,900,000	1,695,750
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	427,360
4.75% 2/15/25 (a)	955,000	1,040,138
5% 11/1/22 (a)	200,000	214,692
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	765,280
Laureate Education, Inc. 8.25% 5/1/25 (a)	6,120,000	6,464,250
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (a)	830,000	854,900
Sotheby's 7.375% 10/15/27 (a)	3,160,000	2,875,600
Tempo Acquisition LLC 6.75% 6/1/25 (a)	3,310,000	3,293,450
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,461,038
5.875% 10/15/24	685,000	566,838
6% 4/15/26	6,055,000	4,722,900
		51,231,081
Steel - 0.2%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,480,000	2,033,600
Commercial Metals Co. 5.75% 4/15/26	2,140,000	2,193,500
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	2,225,000	1,912,165
		6,139,265
Super Retail - 0.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (a)	681,000	645,248
4.75% 3/1/30 (a)	680,000	652,800
Levi Strauss & Co. 5% 5/1/25 (a)	7,690,000	7,843,800
Macy's, Inc. 8.375% 6/15/25 (a)(f)	6,390,000	6,477,863
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,666,342
		17,286,053
Technology - 4.8%
Ascend Learning LLC:
6.875% 8/1/25 (a)	1,055,000	1,049,725
6.875% 8/1/25 (a)	110,000	109,198
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	17,045,000	17,107,896
Boxer Parent Co., Inc.:
7.125% 10/2/25 (a)(f)	1,290,000	1,348,050
9.125% 3/1/26 (a)(f)	1,290,000	1,334,995
Camelot Finance SA 4.5% 11/1/26 (a)	2,285,000	2,295,740
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	3,010,971
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,995,000	6,062,444
Entegris, Inc. 4.625% 2/10/26 (a)	1,735,000	1,769,266
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,260,000	2,436,687
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	923,471
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	2,235,000	2,346,750
Itron, Inc. 5% 1/15/26 (a)	745,000	748,725
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,775,000	1,848,219
Match Group, Inc.:
4.125% 8/1/30 (a)	2,335,000	2,288,300
4.625% 6/1/28 (a)	5,000,000	5,137,500
5% 12/15/27 (a)	1,235,000	1,292,378
5.625% 2/15/29 (a)	2,035,000	2,147,698
Microchip Technology, Inc. 4.25% 9/1/25 (a)	10,000,000	10,068,087
NCR Corp. 8.125% 4/15/25 (a)	990,000	1,065,488
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (a)(f)	1,450,000	1,522,500
Nortonlifelock, Inc.:
4.2% 9/15/20	655,000	657,456
5% 4/15/25 (a)	6,075,000	6,196,500
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,097,390
Open Text Corp. 5.875% 6/1/26 (a)	7,390,000	7,630,175
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	3,095,000	3,056,313
Qorvo, Inc. 4.375% 10/15/29 (a)(f)	5,505,000	5,635,744
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	4,620,000	4,827,900
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	5,785,000	5,879,006
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,340,000	3,366,753
Uber Technologies, Inc.:
7.5% 11/1/23 (a)	3,626,000	3,684,923
7.5% 5/15/25 (a)	10,010,000	9,934,925
VeriSign, Inc. 4.625% 5/1/23	695,000	698,329
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (a)	7,020,000	6,388,200
		124,967,702
Telecommunications - 10.7%
Altice Financing SA:
5% 1/15/28 (a)	2,375,000	2,395,039
7.5% 5/15/26 (a)	10,700,000	11,265,709
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	16,635,000	16,413,588
7.5% 10/15/26 (a)	13,220,000	13,484,400
CenturyLink, Inc.:
4% 2/15/27 (a)	4,225,000	4,213,170
5.125% 12/15/26 (a)	5,000,000	5,050,000
Citizens Utilities Co. 7.05% 10/1/46 (b)	2,165,000	649,500
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	785,000	806,352
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,518,034
Front Range BidCo, Inc.:
4% 3/1/27 (a)	3,835,000	3,777,475
6.125% 3/1/28 (a)	2,115,000	2,088,563
Frontier Communications Corp.:
8% 4/1/27 (a)	4,265,000	4,387,619
8.5% 4/1/26 (a)	5,610,000	5,373,651
11% 9/15/25 (b)	6,805,000	2,398,763
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)	12,160,000	6,414,400
8% 2/15/24 (a)	4,060,000	4,100,600
8.5% 10/15/24 (a)(b)	2,965,000	1,690,050
Level 3 Financing, Inc.:
3.875% 11/15/29 (a)	4,935,000	5,050,726
4.625% 9/15/27 (a)	7,220,000	7,399,056
5.125% 5/1/23	2,740,000	2,736,575
5.375% 8/15/22	1,774,000	1,778,222
5.375% 1/15/24	4,265,000	4,318,313
5.375% 5/1/25	3,900,000	4,006,509
5.625% 2/1/23	830,000	831,552
Neptune Finco Corp. 10.875% 10/15/25 (a)	4,136,000	4,478,047
Qwest Corp. 6.75% 12/1/21	500,000	526,972
Sable International Finance Ltd. 5.75% 9/7/27 (a)	11,030,000	11,112,725
Sabre GLBL, Inc. 9.25% 4/15/25 (a)	1,820,000	1,933,750
SBA Communications Corp.:
3.875% 2/15/27 (a)	9,320,000	9,463,528
4% 10/1/22	5,000,000	5,069,800
SFR Group SA:
5.5% 1/15/28 (a)	4,825,000	4,968,303
7.375% 5/1/26 (a)	11,515,000	12,119,538
8.125% 2/1/27 (a)	8,970,000	9,867,000
Sprint Capital Corp.:
6.875% 11/15/28	5,880,000	7,261,800
8.75% 3/15/32	33,750,000	48,674,250
Sprint Communications, Inc. 6% 11/15/22	8,660,000	9,201,250
Sprint Corp.:
7.125% 6/15/24	2,950,000	3,344,710
7.25% 9/15/21	1,845,000	1,935,774
7.625% 3/1/26	1,220,000	1,457,900
7.875% 9/15/23	10,285,000	11,673,475
T-Mobile U.S.A., Inc.:
3.875% 4/15/30 (a)	7,125,000	7,724,070
4.375% 4/15/40 (a)	4,000	4,410
4.5% 4/15/50 (a)	9,000	10,119
Telecom Italia Capital SA:
6% 9/30/34	510,000	549,525
6.375% 11/15/33	285,000	318,488
Telecom Italia SpA 5.303% 5/30/24 (a)	2,020,000	2,115,607
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	8,600,000	8,944,000
Telesat Canada/Telesat LLC 6.5% 10/15/27 (a)	1,735,000	1,701,462
U.S. West Communications 7.25% 9/15/25	545,000	610,877
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,043,025
		278,258,271
Transportation Ex Air/Rail - 0.7%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	9,000	7,427
4.375% 5/1/26 (a)	7,000	5,470
5.125% 10/1/23 (a)	6,974,000	5,893,946
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	6,980,000	4,327,600
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	13,390,000	5,155,150
11.25% 8/15/22 (a)	3,540,000	1,805,400
Teekay Corp. 9.25% 11/15/22 (a)	1,990,000	1,932,788
		19,127,781
Utilities - 7.6%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	5,885,000	6,076,263
5.75% 10/15/25	2,375,000	2,528,140
DCP Midstream Operating LP 5.125% 5/15/29	4,715,000	4,290,650
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,265,000	4,382,288
DPL, Inc. 4.35% 4/15/29	9,480,000	9,538,098
Dynegy, Inc. 5.875% 6/1/23	1,745,000	1,762,101
InterGen NV 7% 6/30/23 (a)	30,215,000	29,459,625
IPALCO Enterprises, Inc. 4.25% 5/1/30 (a)	15,000,000	15,823,833
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,670,000	3,789,275
4.5% 9/15/27 (a)	980,000	1,038,800
NRG Energy, Inc.:
5.25% 6/15/29 (a)	3,050,000	3,324,500
5.75% 1/15/28	8,905,000	9,687,482
6.625% 1/15/27	2,945,000	3,136,425
NRG Yield Operating LLC 5% 9/15/26	1,455,000	1,487,738
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,170,719	7,242,426
Pacific Gas & Electric Co.:
3.75% 8/15/42 (b)	350,000	341,250
3.95% 12/1/47 (b)	2,950,000	2,876,250
5.4% 1/15/40 (b)	2,425,000	2,752,375
5.8% 3/1/37 (b)	14,215,000	16,134,025
6.05% 3/1/34 (b)	50,265,000	57,302,042
TerraForm Global, Inc. 6.125% 3/1/26 (a)	2,450,000	2,413,250
The AES Corp.:
3.3% 7/15/25 (a)	34,000	34,520
3.95% 7/15/30 (a)	29,000	29,115
4% 3/15/21	3,125,000	3,204,688
4.5% 3/15/23	2,065,000	2,103,822
4.875% 5/15/23	3,418,000	3,441,926
Vistra Operations Co. LLC:
5.5% 9/1/26 (a)	1,440,000	1,512,000
5.625% 2/15/27 (a)	2,000,000	2,125,420
		197,838,327

TOTAL NONCONVERTIBLE BONDS		2,132,058,761

TOTAL CORPORATE BONDS
(Cost $2,257,592,965)		2,166,415,763
	Shares	Value

Common Stocks - 1.5%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (c)(g)	3,722	88,100
Motors Liquidation Co. GUC Trust (g)	28,306	39,062
UC Holdings, Inc. (c)(g)	32,168	1,260,021

TOTAL AUTOMOTIVE & AUTO PARTS		1,387,183

Broadcasting - 0.0%
DISH Network Corp. Class A (g)	16,438	520,263
iHeartMedia, Inc. warrants 5/1/39 (g)	8,204	71,369

TOTAL BROADCASTING		591,632

Chemicals - 0.0%
Corteva, Inc.	10,266	280,364
Dow, Inc.	10,266	396,268

TOTAL CHEMICALS		676,632

Energy - 0.0%
Forbes Energy Services Ltd. (g)	72,087	5,082
Pacific Drilling SA (g)	323,716	131,688
Tidewater, Inc.:
warrants 11/14/42 (c)(g)	23,695	118,475
warrants 11/14/42 (c)(g)	8,251	41,255
Tribune Resources, Inc. (c)(g)	182,155	579,253
Tribune Resources, Inc. warrants 3/30/23 (c)(g)	51,925	25,963
Ultra Petroleum Corp. warrants 7/14/25 (g)	33,810	0

TOTAL ENERGY		901,716

Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (c)(g)	158,789	6,438,894
Tops Markets Corp. (c)(g)	2,955	1,038,860
Tops Markets Corp. (Escrow) (c)(g)(h)	2,955,000	30

TOTAL FOOD & DRUG RETAIL		7,477,784

Gaming - 0.5%
Boyd Gaming Corp.	81,500	1,742,470
Eldorado Resorts, Inc. (g)	57,808	2,049,872
Gaming & Leisure Properties	126,400	4,365,856
Penn National Gaming, Inc. (g)	161,400	5,295,534
Studio City International Holdings Ltd. ADR (g)	28,000	420,000

TOTAL GAMING		13,873,732

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	242	3,407
Publishing/Printing - 0.0%
Tribune Publishing Co.	3,443	32,709
Services - 0.2%
CDK Global, Inc.	45,206	1,777,048
United Rentals, Inc. (g)	17,400	2,416,686

TOTAL SERVICES		4,193,734

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(g)	0	16,065
Utilities - 0.4%
NRG Energy, Inc.	60,111	2,167,002
Vistra Energy Corp.	359,562	7,349,447

TOTAL UTILITIES		9,516,449

TOTAL COMMON STOCKS
(Cost $49,844,548)		38,671,043
	Principal Amount	Value

Bank Loan Obligations - 7.3%
Aerospace - 0.5%
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 5/30/25 (d)(e)(i)	4,736,500	4,330,961
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 8/22/24 (d)(e)(i)	9,854,482	8,992,215

TOTAL AEROSPACE		13,323,176

Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9501% 2/1/27 (d)(e)(i)	1,122,188	1,054,015
Broadcasting - 0.1%
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (d)(e)(i)	1,240,266	1,203,058
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (d)(e)(i)	905,000	850,700
Cable/Satellite TV - 0.4%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1836% 10/22/26 (d)(e)(i)	460,000	458,468
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(i)	10,759,379	10,363,972

TOTAL CABLE/SATELLITE TV		10,822,440

Chemicals - 0.0%
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2216% 10/1/25 (d)(e)(i)	848,896	808,149
Diversified Financial Services - 0.1%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (c)(d)(i)	2,269,628	2,269,628
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5653% 3/1/25 (d)(e)(i)	266,262	257,111

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,526,739

Energy - 0.8%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9236% 11/3/25 (d)(e)(i)	1,181,075	797,226
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (d)(e)(i)	1,259,388	863,940
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (d)(e)(i)	11,970,000	547,149
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (d)(e)(i)	9,040,000	2,295,166
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (d)(e)(i)	9,300,000	4,913,469
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (d)(e)(i)	303,475	274,360
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6821% 5/7/25 (d)(e)(i)	535,463	443,095
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (d)(e)(i)	8,435,000	6,305,163
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (b)(d)(e)(i)	4,780,000	406,300
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (d)(e)(i)	434,500	417,120
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (b)(c)(d)(e)(i)	3,964,252	3,171,402
term loan 7.25% 5/11/20 (b)(c)(d)(i)	1,710,000	1,368,000

TOTAL ENERGY		21,802,390

Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.1242% 5/31/24 (d)(e)(i)	10,316,250	10,017,801
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (d)(e)(i)	1,798,128	1,755,423
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10% 11/19/23 (c)(d)(e)(i)	1,185,560	1,191,488

TOTAL FOOD & DRUG RETAIL		12,964,712

Gaming - 0.4%
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3449% 9/15/23 (d)(e)(i)	635,000	608,013
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 12/22/24 (d)(e)(i)	2,083,538	1,878,310
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(i)	1,244,850	1,070,571
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (d)(e)(i)	7,940,000	7,959,850

TOTAL GAMING		11,516,744

Healthcare - 0.5%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (d)(e)(i)	12,119,100	11,526,112
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (d)(e)(i)	2,585,329	1,480,566
Insurance - 0.3%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 5/10/25 (d)(e)(i)	63,214	60,218
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4208% 5/9/25 (d)(e)(i)	2,044,550	1,953,568
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (d)(e)(i)	432,177	424,255
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 11/3/24 (d)(e)(i)	3,792,450	3,680,573
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 6.6736% 8/4/25 (d)(e)(i)	360,000	357,977
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 5/16/24 (d)(e)(i)	448,500	430,224

TOTAL INSURANCE		6,906,815

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 7/31/24 (d)(e)(i)	43,988	41,293
Services - 0.9%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (d)(e)(i)	1,230,000	1,249,988
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (d)(e)(i)	8,250,000	7,242,840
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (d)(e)(i)	3,553,990	3,222,296
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (d)(e)(i)	2,187,313	2,034,201
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.612% 11/30/25 (d)(e)(i)	3,103,326	2,901,610
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 8/22/25 (d)(e)(i)	2,230,000	1,672,500
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (d)(e)(i)	4,053,203	3,641,114

TOTAL SERVICES		21,964,549

Super Retail - 0.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (d)(e)(i)	7,135,227	6,686,279
Technology - 1.8%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4236% 10/2/25 (d)(e)(i)	1,081,313	1,019,948
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5949% 4/30/25 (d)(e)(i)	1,615,400	1,562,900
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 10/1/25 (d)(e)(i)	13,106,365	12,900,464
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 11/1/24 (d)(e)(i)	9,020,000	8,918,525
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.3296% 11/1/23 (d)(e)(i)	3,327,029	3,264,647
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5/1/27 (d)(e)(i)(j)	5,405,000	5,310,413
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 5/4/26 (d)(e)(i)	711,425	687,315
Vertafore, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4236% 7/2/26 (d)(e)(i)	2,300,000	2,275,850
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 2/28/25 (d)(e)(i)	148,550	140,380
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4195% 2/28/27 (d)(e)(i)	450,000	437,625
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (d)(e)(i)	11,598,516	10,863,982

TOTAL TECHNOLOGY		47,382,049

Telecommunications - 0.6%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6% 11/27/23 (d)(e)(i)	9,660,000	9,704,243
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.75% 1/2/24 (d)(e)(i)	300,000	301,125
Tranche B-5, term loan 6.625% 1/2/24 (i)	300,000	301,593
SFR Group SA:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8711% 1/31/26 (d)(e)(i)	3,973,125	3,790,759
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1836% 8/14/26 (d)(e)(i)	1,083,500	1,039,142
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 4/1/27 (d)(e)(i)	1,510,000	1,509,653

TOTAL TELECOMMUNICATIONS		16,646,515

Utilities - 0.0%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (d)(e)(i)	474,132	463,957
TOTAL BANK LOAN OBLIGATIONS
(Cost $223,472,564)		189,970,258

Preferred Securities - 3.8%
Banks & Thrifts - 3.7%
Bank of America Corp.:
4.3% (d)(k)	5,780,000	5,202,000
5.875% (d)(k)	15,230,000	15,525,005
6.1% (d)(k)	3,690,000	3,883,725
6.25% (d)(k)	2,310,000	2,405,288
Citigroup, Inc.:
4.7% (d)(k)	3,200,000	2,784,000
5% (d)(k)	6,655,000	6,230,278
5.95% (d)(k)	5,000,000	4,673,925
5.95% (d)(k)	19,320,000	19,410,804
6.3% (d)(k)	10,145,000	10,140,993
JPMorgan Chase & Co.:
4.6% (d)(k)	4,890,000	4,336,452
5% (d)(k)	6,710,000	6,300,086
6% (d)(k)	11,680,000	11,809,765
Wells Fargo & Co. 5.9% (d)(k)	1,955,000	1,943,485

TOTAL BANKS & THRIFTS		94,645,806

Diversified Financial Services - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)	3,075,000	2,112,156
Energy - 0.0%
MPLX LP 6.875% (d)(k)	1,270,000	1,084,605
Summit Midstream Partners LP 9.5% (d)(k)	1,065,000	101,175

TOTAL ENERGY		1,185,780

TOTAL PREFERRED SECURITIES
(Cost $103,318,586)		97,943,742
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (c)(g)
(Cost $11,217)	11,217	11,217

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.11% (l)
(Cost $106,532,714)	106,513,605	106,534,908
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,740,772,594)		2,599,546,931
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,054,095)
NET ASSETS - 100%		$2,593,492,836

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,335,108,033 or 51.5% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30or 0.0% of net assets.

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tops Markets Corp. (Escrow)	4/26/19	$30

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,077,368
Total	$1,077,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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